Condensed Financial Information of the Parent Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash	¥ 28,593	$ 4,487	¥ 97,807
Restricted cash	2,315	363	5,948
Short-term investments	178,830	28,062	201,578
Inter-group balance due from VIE, WFOE and subsidiaries	4,787	751	2,940
Total current assets	767,436	120,427	734,983
Non-current assets:
Total non-current assets	377,939	59,307	395,574
Total assets	1,145,375	179,734	1,130,557
Shareholders' equity:
Ordinary shares	37	6	36
Additional paid-in capital	1,855,897	291,231	1,779,923
Accumulated deficit	(1,366,734)	(214,470)	(1,208,827)
Accumulated other comprehensive loss	(18,259)	(2,865)	(14,843)
Total shareholders' equity	483,435	75,863	602,831	¥ (776,449)	¥ (826,568)
Total liabilities and shareholders' equity	1,145,375	179,734	1,130,557
Parent company [member]
Current assets:
Cash	8,612	1,351	4,294
Restricted cash	0	0	5,546
Short-term investments	109,282	17,151	165,381
Inter-group balance due from VIE, WFOE and subsidiaries	82,687	12,975	78,007
Total current assets	200,581	31,477	253,228
Non-current assets:
Investments in subsidiaries, VIE and VIE's subsidiaries	270,360	42,425	303,061
Total non-current assets	270,360	42,425	303,061
Total assets	470,941	73,902	556,289
Shareholders' equity:
Ordinary shares	37	6	36
Additional paid-in capital	1,855,897	291,231	1,779,923
Accumulated deficit	(1,366,734)	(214,470)	(1,208,827)
Accumulated other comprehensive loss	(18,259)	(2,865)	(14,843)
Total shareholders' equity	470,941	73,902	556,289
Total liabilities and shareholders' equity	¥ 470,941	$ 73,902	¥ 556,289